Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Basis of consolidation
A.	Basis of consolidation

1.	Subsidiaries

Subsidiaries are entities controlled directly or indirectly by the Group. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group.

2.	Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company. Profit or loss and each component of other comprehensive income are attributable to the owners of the parent company and to non-controlling interests.

Issuance of put option to non-controlling interests

A put option issued by the Group to non-controlling interests that is settled in cash or another financial instrument is recognized as a liability at the present value of the exercise price. In subsequent periods, changes in the value of the liability in respect of put options are recognized in profit or loss according to the effective interest method.

The Group’s share of a subsidiary’s profits includes the share of the non-controlling interests to which the Group issued a put option.

3.	Loss of control

Upon the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary.

4.	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, were eliminated in preparing the consolidated financial statements.

Foreign currency transactions
B.	Foreign currency transactions

Transactions in foreign currencies are translated to NIS at the prevailing foreign exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies as of the reporting date are translated to NIS at the prevailing foreign exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currencies that are measured in terms of historical cost, are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to NIS at the exchange rate at the date that the fair value was determined. Foreign exchange differences arising on translation are recognized in profit and loss.

Financial instruments
C.	Financial instruments

The Group early adopted IFRS 9 (2009), Financial Instruments, which included guidelines regarding the classification and measurement of financial assets, without early adopting all the other rules of the final version of IFRS 9 (2014), Financial Instruments, as mentioned in section R below. According to IFRS 9 (2009), an entity shall classify and measure its financial assets at amortized cost or at fair value, considering its business model for managing financial assets and with respect to the contractual cash flows characteristics of these financial assets.

(1)	Non-derivative financial assets

Initial recognition of financial assets

The Group initially recognizes receivables and deposits on the date that they are created. All other financial assets acquired in a regular way purchase, including assets designated at fair value through profit or loss, are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument, meaning on the date the Group undertook to purchase or sell the asset. Financial assets are initially measured at fair value. If the financial asset is not subsequently accounted for at fair value through profit or loss, then the initial measurement includes transaction costs that are directly attributable to the asset acquisition or creation.

The Group subsequently measures financial assets at either fair value or amortized cost, as described below:

Financial assets measured at amortized cost

A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment loss, if:

●	the asset is held within a business model with an objective to hold assets in order to collect contractual cash flows;

●	the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest; and

●	the Group has not elected to designate them at fair value through profit or loss in order to reduce or eliminate an accounting mismatch.

Financial assets measured at amortized cost include cash and cash equivalents and trade and other receivables.

Cash and cash equivalents comprise cash balances available for immediate use and call deposits.

Cash equivalents comprise short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

Financial assets measured at fair value

Financial assets other than those classified as measured at amortized cost are subsequently measured at fair value with all changes in fair value recognized in profit or loss.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Regular way sales of financial assets are recognized on the trade date, meaning on the date the Group undertook to sell the asset. As to the Group’s policy on impairment see Paragraph H.

Offset of financial instruments - See section 2 below.

(2)	Non-derivative financial liabilities

The Group initially recognizes debt securities issued on the date they originated. All other financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. Financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. The Group subsequently measures financial liabilities at amortized cost using the effective interest method.

Non-derivative financial liabilities include debentures, loans from financial institutions and trade and other payables.

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount is presented in the statement of financial position when, and only when, the Group currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Change in terms of debt instruments

An exchange of debt instruments having substantially different terms, between an existing borrower and lender is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value. In such cases the entire difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financing income or expense.

The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability. In addition to the aforesaid quantitative criterion, the Group examines, inter alia, whether there have also been changes in various economic parameters inherent in the exchanged debt instruments, therefore as a rule, exchanges of CPI-linked debt instruments with unlinked instruments are considered exchanges with substantially different terms even if they do not meet the aforementioned quantitative criterion.

Expansion of debentures for cash

When expanding debentures for cash, debentures are initially measured at their fair value, which is the proceeds received from the issuance (since this is the best market which the issuer has an immediate access to), with no effect on profit or loss in respect of the difference between the proceeds from issuance and the market value of the tradable debentures close to their issuance.

(3)     Derivative financial instruments, including hedge accounting

The Group holds derivative financial instruments to hedge its foreign currency and CPI risks exposures.

Derivatives are initially recognized at fair value; transaction costs that can be attributed are recognized to profit and loss when incurred. Subsequent to initial recognition, derivatives are measured at fair value. Changes in fair value are accounted for as follows:

Cash flow hedges

Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognized through other comprehensive income directly in a hedging reserve to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in the fair value are recognized in profit and loss when the hedged item is sold or leaves the Group's possession, and is presented under the same line item in the consolidated statements of income as the hedged item.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in comprehensive income and presented in the hedging reserve in equity remains there until the forecasted transaction occurs or is no longer expected to occur. The amount recognized in comprehensive income is transferred to profit and loss in the same period that the hedged item affects profit and loss.

Economic Hedges

Hedge accounting is not applied to derivative instruments that economically hedge monetary assets and liabilities denominated in foreign currencies or linked to the CPI. Changes in the fair value of such derivatives are recognized in profit and loss, as financing income or expenses.

(4)     Assets and liabilities linked to the Israeli CPI that are not measured at fair value

The carrying amount of CPI linked financial assets and liabilities are revalued in each period according to the actual rate of change in the CPI.

Property, plant and equipment
D.	Property, plant and equipment

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the asset to a working condition for its intended use, and an estimate of the costs of dismantling and removing the items and restoring the site on which they are located (when the Group has an obligation to dismantle and remove the asset or to restore the site). Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Communications networks consist of several significant components with different useful lives. Each component is treated separately and is depreciated over its estimated useful life.

Changes in the obligation to dismantle and remove the items and to restore the site on which they are located, other than changes deriving from the passing of time, are added or deducted from the cost of the asset in the period in which they occur. The amount deducted from the cost of the asset shall not exceed the balance of the carrying amount on the date of change, and any balance is recognized in profit or loss.

Gains or losses on disposal of an item of property, plant and equipment are determined by comparing the net disposal net proceeds with the carrying amount of property, plant and equipment and are recognized net within "other expenses, net" in profit or loss.

The cost of replacing part of a fixed asset item is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

Depreciation is a systematic allocation of the depreciable amount of an asset over its estimated useful life. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The annual depreciation rates for the current and comparative periods are as follows:

%
Communications network	5-25
Control and testing equipment	15-25
Vehicles	15-33
Computers and hardware	15-33
Furniture and landline communications equipment	6-33

Leasehold improvements are depreciated over the shorter of their estimated useful lives or the expected lease terms.

Depreciation methods, useful lives and residual values are reviewed at least at the end of each reporting year and adjusted if appropriate.

Rights of use of communications lines
E.	Rights of use of communications lines

The Group implements IFRIC 4, "Determining Whether an Arrangement Contains a Lease", which defines criteria for determining at the beginning of the arrangement, whether the right to use asset constitutes a lease arrangement.

According to IFRIC 4, as mentioned above, acquisition transactions of irrevocable rights of use of underwater cables capacity are treated as service receipt transactions. The amount which was paid for the rights of use of communications lines is recognized as a prepaid expense and is amortized on a straight-line basis over the period stated in the agreements, including the option period, which constitutes the estimated useful life of those capacities.

Intangible assets and others
F.	Intangible assets and others

Goodwill that arises upon the acquisition of subsidiaries is presented as part of intangible assets.

In subsequent periods goodwill is measured at cost less accumulated impairment losses.

Direct development costs associated with internally developed information system software, and payroll costs for employees devoting time to the software projects, incurred during the application development stage, are capitalized and recognized as an intangible asset. In subsequent periods, capitalized development expenditures are measured at cost less accumulated amortization, from the date which the asset is ready for use, and accumulated impairment losses.

Incremental customer acquisition costs are capitalized, from January 1, 2017, following the adoption IFRS 15, when it is expected that the Group will recover these costs. Costs of obtaining a contract that would have been incurred regardless of the contract being obtained are recognized as an expense when incurred. Costs incurred to fulfill a contract with a customer are recognized as an asset when they: relate directly to a contract the Group can specifically identify; they generate or enhance resources of the Group that will be used in satisfying performance obligations in the future; and they are expected to be recovered. In any other case the costs are recognized as an expense when incurred.

Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as intangible assets. In subsequent periods, customer acquisition costs are measured at cost less accumulated amortization according to the specific anticipated contract period and accumulated impairment losses.

Customer relationships that are formed upon the acquisition of subsidiaries have a finite useful life and are amortized according to the expected benefits rate from these assets in each period.

Other intangible assets and others - licenses and frequencies, computer software and information systems costs are measured at cost less accumulated amortization and accumulated impairment losses and including direct costs necessary to prepare the asset for its intended use. In subsequent periods, these intangible assets are measured at cost less accumulated amortization.

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognized in profit or loss as incurred.

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. Amortization is calculated using the straight-line method, except for customer relationships as aforementioned (and up to 2019).

The annual amortization rates for the current and comparative periods are as follows:

%
Licenses and Frequencies	4-7	(mainly 4)
Information systems	25
Software	15-25
Customer acquisition costs	33-50

Goodwill has an indefinite useful life and is not systematically amortized but tested for impairment at least once a year.

Amortization methods, useful lives and residual values are reviewed at least each year-end and adjusted if appropriate.

The Group examines the useful life of an intangible asset that is not periodically amortized at least once a year in order to determine whether events and circumstances continue to support the decision that the intangible asset has an indefinite useful life.

Inventory
G.	Inventory

Inventory of cellular phone equipment, accessories and spare-parts are measured at the lower of cost and net realizable value. Cost is determined by the moving average method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of inventories accordingly.

Impairment
H.	Impairment

a.	Non-derivative financial assets

A financial asset not carried at fair value through profit or loss is tested for impairment when objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

An impairment loss in respect of a financial asset measured at amortized cost, is calculated as the difference between its carrying amount, and the present value of the estimated future cash flows discounted at the original effective interest rate of that asset. All impairment losses are recognized in profit or loss.

An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost, the reversal is recognized in profit or loss.

b.	Property, plant and equipment and intangible assets and others

The carrying amounts of the Group’s property, plant and equipment and finite lived intangible assets are reviewed at each reporting date, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, then the asset’s recoverable amount is estimated.

In each reporting period the Group examines whether the carrying amount of the capitalized customer acquisition costs exceeds the balance of the consideration which the entity expects to receive in exchange for the services to which the asset relates, less the costs directly attributable to the provision of these services that were not recognized as expenses, and if necessary an impairment loss is recognized in profit or loss.

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill, or intangible assets that have indefinite useful lives.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash-generating unit, for which the estimated future cash flows from the asset or cash-generating unit were not adjusted.

Cash-generating units to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. The Group monitors goodwill at operating segments level.

An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the cash-generating unit on a pro rata basis.

Employee benefits
I.	Employee benefits

a.	Post-employment benefits

Part of the Group's liability for post-employment benefits is covered by a defined contribution plan financed by deposits with insurance companies or with funds managed by a trustee. A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. The Group's obligation of contribution to defined contribution pension plan is recognized as an expense in profit and loss in the periods during which services are rendered by employees. In addition, the Group has a net obligation in respect of defined benefit plan. A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. This benefit is presented at present value deducting the fair value of any plan assets and is determined using actuarial assessment techniques which involves, among others, determining estimates regarding the capitalization rates, anticipated return on the assets, the rate of the increase in salary and the rates of employee turnover. There is significant uncertainty in respect to these estimates because of the long-term programs. For further information, see Note 18.

The Group recognizes immediately, directly in retained earnings through other comprehensive income, all re-measurements gains and losses arising from defined benefit plans. Interest costs and interest income on plan assets that were recognized in profit or loss are presented under financing income and expenses, respectively.

b.	Termination benefits

Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary retirement. Termination benefits for voluntary retirements are recognized as an expense if the Group has made an offer of voluntary retirement, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.

c.	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably. The employee benefits are classified, for measurement purposes, as short-term benefits or as other long-term benefits depending on when the Group expects the benefits to be wholly settled.

a.	Share based payments

The grant date fair value of options granted to employees is recognized as salaries and related expenses, with a corresponding increase in retained earnings, over the period that the employees become unconditionally entitled to the options.

Fair value is measured using the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, to consider exercise restrictions and behavioral considerations.

Provisions
J.	Provisions

A provision is recognized if the Group has a present legal or constructive obligation, as a result of a past event, that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are measured at management's best estimate of the expenditure required to settle the obligation at the reporting date.

A provision for claims is recognized if the Group has a present legal or constructive obligation, as a result of a past event and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of obligation can be estimated reliably.

Revenue
K.	Revenue

The accounting policy that was applied in periods prior to January 1, 2017

Revenues derived from services, including cellular services, internet services, international calls services, fixed local calls, interconnect, roaming revenues, content and value added services, transmission services and television over the internet services, are recognized when the services are provided, in proportion to the stage of completion of the transaction and all other revenue recognition criteria are met.

The sale of end-user equipment is generally adjacent to the sale of services. Usually, the sale of equipment to the customer is executed with no contractual obligation of the client to consume services in a minimal amount for a predefined period. As a result, the Group refers to the sale transaction as a separate transaction and recognizes revenue from sale of equipment upon delivery of the equipment to the customer. Revenue from services is recognized and recorded when the services are provided.

In case the customer is obligated towards the Group to consume services in a minimal amount for a predefined period, the contract is characterized as a multiple element arrangement and thus, revenue from sale of equipment is recorded in an amount not higher than the fair value of the said equipment, which is not contingent upon delivery of additional components (such as services) and is recognized upon delivery to the customer and when the criteria for revenue recognition are met. The Group determines the fair value of the individual elements based on prices at which the deliverable is regularly sold on a standalone basis, after considering discounts where appropriate.

The Group also offers other services, such as extended equipment warranty plans, which are provided for a monthly fee and are either sold separately or bundled and included in packaged rate plans. Revenues from those services are recognized over the service period.

Revenue from the sale of goods in the ordinary course of business is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenues from long-term credit arrangements are recognized on the basis of the present value of future cash flows, discounted according to market interest rates at the time of the transaction. The difference between the original credit and its present value is recorded as interest income over the credit period.

Prepaid wireless airtime sold to customers is recorded as deferred revenue prior to the commencement of services and is recognized when the airtime is used or expires.

When the Group acts as an agent or an intermediary without bearing the risks and rewards resulting from the transaction, revenues are presented on a net basis (as a profit or a commission). However, when the Group acts as a principal supplier and bears the risks and rewards resulting from the transaction, revenues are presented on a gross basis, distinguishing the revenue from the related expenses.

The accounting policy applied as from January 1, 2017 following the adoption of IFRS 15

The Group recognizes revenue when the control over the promised goods or services is transferred to the customer. The revenue is measured according to the amount of the consideration to which the Group expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for the benefit of third parties.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:

(a)
The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Group can identify the rights of each party in relation to the goods or services that will be transferred;

(c)	The Group can identify the payment terms for the goods or services that will be transferred;

(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and

(e)	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

For the purpose of paragraph (e) the Group examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Group has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Identifying performance obligations

On the contract’s inception date the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

(a)     Goods or services (or a bundle of goods or services) that are distinct; or

(b)	A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Group examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

Option to purchase additional goods or services

An option that grants the customer the right to purchase additional goods or services constitutes a separate performance obligation in the contract only if the option grants the customer a material right it would not have received without the original contract.

Determining the transaction price

The transaction price is the amount of the consideration to which the Group expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties. The Group takes into account the effects of determining the transaction price and the existence of a significant financing component.

Variable consideration

The transaction price includes fixed amounts and amounts that may change as a result of discounts, refunds, credits, price concessions, incentives, performance bonuses, penalties, claims and disputes and contract modifications that the consideration in their respect has not yet been agreed by the parties.

The Group includes variable consideration, or part of it, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved. At the end of each reporting period and if necessary, the Group revises the amount of the variable consideration included in the transaction price.

Allocating the transaction price to performance obligations

In a multiple performance obligations transaction, the transaction price is allocated between the components of the transaction according to the ratio of their stand-alone selling prices.

Existence of a significant financing component

In order to measure the transaction price, the Group adjusts the amount of the promised consideration in respect of the effects of the time on the value of money if the timing of the payments agreed between the parties provides to the customer or the Group a significant financing benefit. In these cases, the contract contains a significant financing component. When assessing whether a contract contains a significant financing component, the Group examines, inter alia, the expected length of time between the date the Group transfers the promised goods or services to the customer and the date the customer pays for these goods or services, as well as the difference, if any, between the amount of the consideration promised and the cash selling price of the promised goods or services.
When the contract contains a significant financing component, the Group recognizes the amount of the consideration using the discount rate that would be reflected in a separate financing transaction between it and the customer on the contract’s inception date. The financing component is recognized as interest income or expenses over the period, which are calculated according to the effective interest method.

In cases where the difference between the time of receiving payment and the time of transferring the goods or services to the customer is one year or less, the Group applies the practical exemption included in the standard and does not separate a significant financing component.

Satisfaction of performance obligations

Revenue is recognized when the Group satisfies a performance obligation by transferring to the customer control over promised goods or services.

Warranty

In order to assess whether a warranty provides a distinct service to the customer and is therefore a distinct performance obligation, the Group examines, inter alia, the following characteristics: does the customer have the option to purchase the warranty separately; is the warranty required by law; the period of the warranty and the nature of the actions the Group promises to execute.

Principal or agent

When another party is involved in providing goods or services to the customer, the Group examines whether the nature of its promise is a performance obligation to provide the defined goods or services themselves, which means the Group is a principal provider and therefore recognizes revenue in the gross amount of the consideration, or obligation to arrange that another party provides the goods or services which means the Group is an agent and therefore recognizes revenue in the amount of the net commission.

The Group is a principal provider when it controls the promised goods or services before their transfer to the customer. Indicators that the Group controls the goods or services before their transfer to the customer include, inter alia, as follows: the Group is the primary obligor for fulfilling the promises in the contract; the Group has inventory risk before the goods or services are transferred to the customer; and the Group has discretion in setting the prices of the goods or services.

Cost of revenues
L.	Cost of revenues

Cost of revenues mainly include equipment purchase costs, salaries and related expenses, value added services costs, royalties expenses, ongoing license fees, interconnection and roaming expenses, cell site leasing costs, depreciation and amortization expenses and maintenance expenses, directly related to services rendered.

The Group recognizes discounts from suppliers as a decrease in Cost of Sales. Therefore, discounts in respect of purchases that are added to the closing inventory balance are treated as inventory and the remainder as a decrease in Cost of Sales.

Advertising expenses
M.	Advertising expenses
Advertising costs are expensed as incurred.
Lease payments
N.	Lease payments
Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease.
Financing income and expenses
O.	Financing income and expenses

Financing income is comprised of interest income on installment sale transactions and funds invested, changes in the fair value of financial instruments measured at fair value through profit or loss and income from exchange rate differences. Interest income is recognized in the consolidated statements of income as it accrues using the effective interest method.

Financing expenses are comprised of interest expenses, linkage expenses, discount amortization expenses, changes in fair value of financial instruments measured at fair value through profit or loss, losses from exchange rate differences and unwinding of the discount on provisions. All borrowing costs are recognized in profit and loss using the effective interest method.

Changes in the fair value of financial assets at fair value through profit or loss also include income from dividends and interest.

Gains and losses from exchange rate differences and changes in the fair value of financial instruments measured at fair value through profit or loss, are presented on a net basis, as financing income or financing expenses.

In the statements of cash flows, payments for derivative contracts which are used for economic hedges of financial liabilities arising from financing activities, are presented as part of cash flows from financing activities.

Payments for derivative contracts which are used for economic hedges of handset and network related acquisitions and international roaming services activity, and changes in the fair value of those derivatives, are presented as part of cash flows from operating activities.

Interest received and dividends received are presented as part of cash flows from investing activities.

Interest paid and dividends paid are presented as part of cash flows from financing activities.

Taxes on income
P.	Taxes on income

Taxes on income comprise current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or are recognized directly in equity or in other comprehensive income to the extent they relate to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

Deferred tax is recognized for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their current tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Group will have to use its economic resources to pay the obligation.

Earnings per share
Q.	Earnings per share

The Company presents basic and diluted earnings per share ("EPS") data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit and loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees.

New standards not yet adopted
R.	New standards not yet adopted

IFRS 9 (2014), Financial Instruments ("final version of IFRS 9")

IFRS 9 (2014) is a final version of the standard, which includes revised guidance on the classification and measurement of financial instruments, and a new model for measuring impairment of financial assets. This guidance has been added to the chapter dealing with general hedge accounting requirements issued in 2013.

Classification and measurement of financial assets

In accordance with the final version of IFRS 9, there are three principal categories for measuring financial assets: amortized cost, fair value through profit and loss and fair value through other comprehensive income. The basis of classification for debt instruments is the entity’s business model for managing financial assets and the contractual cash flow characteristics of the financial asset. Investments in equity instruments will be measured at fair value through profit and loss (unless the entity elected at initial recognition to present fair value changes in other comprehensive income).

As described in paragraph C(1) in this note, the Group has adopted in an early adoption from 2012 the classification and measurement rules of IFRS 9 (2009), with respect of financial assets, without adopting in an early adoption all of the other rules of the final version of IFRS 9, described below:

Classification and measurement of financial liabilities

There is no change in the classification and measurement principles of financial liabilities compared to those prescribed in IAS 39. Nevertheless, IFRS 9 (2014) requires that changes in fair value of financial liabilities designated at fair value through profit or loss that are attributable to changes in its credit risk, should usually be recognized in other comprehensive income.

Hedge accounting - general

In accordance with the final version of IFRS 9, additional hedging strategies that are used for risk management will qualify for hedge accounting. The final version of IFRS 9 replaces the present 80%-125% test for determining hedge effectiveness, with the requirement that there be an economic relationship between the hedged item and the hedging instrument, with no quantitative threshold. In addition, the final version of IFRS 9 introduces new models that are alternatives to hedge accounting as regarding credit exposures and certain contracts outside the scope of the final version of IFRS 9 and sets new principles for accounting for hedging instruments. In addition, the final version of IFRS 9 provides new disclosure requirements.

Impairment of financial assets

The final version of IFRS 9 presents a new ‘expected credit loss’ model for calculating impairment. For most financial assets, the new model presents a dual measurement approach for impairment: if the credit risk of a financial asset has not increased significantly since its initial recognition, an impairment provision will be recorded in the amount of the expected credit losses that result from default events that are possible within the twelve months after the reporting date. If the credit risk has increased significantly, in most cases the impairment provision will increase and be recorded at the level of the lifetime expected credit losses of the financial asset.

The final version of IFRS 9 is effective for annual periods beginning on or after January 1, 2018 with early adoption being permitted. It will be applied retrospectively with some exemptions.

The Group is planning to adopt the standard from January 1, 2018 without amending the comparative data but while adjusting balances of retained earnings and other components of equity as at January 1, 2018 (the initial date of application).

Material changes and expected effects of adopting the standard:

1.
The new standard includes a new ‘expected credit loss’ model for financial debt assets not measured at fair value through profit or loss. The new model presents a dual measurement approach for impairment: if the credit risk of a financial asset has not increased significantly since its initial recognition, an impairment provision will be recorded in the amount of the expected credit losses that result from default events that are possible within the twelve months after the reporting date. If the credit risk has increased significantly, in most cases the impairment provision will increase and be recorded at the level of lifetime expected credit losses of the financial asset.

2.
According to the new standard, in cases that a change in terms or exchange of financial liabilities is immaterial and does not lead to derecognition, the new cash flows should be discounted at the original effective interest rate, with the difference between the present value of the financial liability having the new terms and the present value of the original financial liability being recognized in profit or loss. As a result of applying the new standard, the carrying amount of debentures the terms of which were changed and for which a new effective interest rate was calculated at the time of the change in terms according to IAS 39, will be recalculated from the date of the change in terms using the original effective interest rate.

As a result, retained earnings balance is expected to decrease by NIS 35-40 million.

IFRS 16, Leases

The standard replaces International Accounting Standard 17 - Leases (IAS 17) and its related interpretations. The standard's instructions annul the existing requirement from lessees to classify leases as operating or finance leases. Instead of this, for lessees, the new standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize an asset and liability in respect of the lease in its financial statements. Nonetheless, IFRS 16 includes two exceptions to the general model whereby a lessee may elect not to apply the requirements for recognizing a right-of-use asset and a liability with respect to short-term leases of up to one year and/or leases where the underlying asset has a low value.

In addition, IFRS 16 permits the lessee to apply the definition of the term lease according to one of the following two alternatives consistently for all leases: retrospective application for all the lease agreements, which means reassessing the existence of a lease for each separate contract, or alternatively to apply a practical expedient that permits continuing with the assessment made regarding existence of a lease based on the guidance in IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, with respect to leases entered into before the date of initial application. Furthermore, the standard determines new and expanded disclosure requirements from those required at present.

The standard will become effective for annual periods as of January 1, 2019, with the possibility of early adoption, so long as the company has also early adopted IFRS 15 - Revenue from contracts with customers.

The standard includes a number of alternatives for the implementation of transitional provisions, so that companies can choose one of the following alternatives at the implementation date: full retrospective implementation or implementation from the effective date (with the possibility of certain practical expedients) while adjusting the balance of retained earnings at that date.

The Group is examining the effects of adopting the standard on the financial statements but at this time is unable to reliably estimate the quantitative effect on its financial statements. The Group has a significant scope of operating leases agreements (for additional details see Note 29, regarding Operating Leases) and therefore, the effect on the Group’s financial statements is expected to be material.

IFRIC 22, Foreign Currency Transactions and Advance Consideration

The interpretation provides that the transaction date for the purpose of determining the exchange rate for recording a foreign currency transaction that includes advance consideration is the date of initial recognition of the non-monetary asset/liability from the prepayment. If there are multiple payments or receipts in advance, a transaction date is established for each payment or receipt.

IFRIC 22 is applicable for annual periods beginning on or after January 1, 2018 with the possibility of early adoption. IFRIC 22 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application: retrospective application; prospective application from the first reporting period the entity initially applied IFRIC 22; or prospective application from the first reporting period presented in the comparative data in the financial statements for the period the entity initially applied IFRIC 22.

The Group has examined the effect of applying IFRIC 22 on the financial statements and intends to choose the transitional provision alternative of prospective application as from January 1, 2018.

In the past, the Group had decided that the “date of transaction” used to determine the exchange rate for recording a foreign currency transaction would be the date on which the Group initially recognizes a non-monetary asset/liability in respect of the advance consideration. As a result, the effect on the Group’s financial statements is not expected to be material.

IFRIC 23, Uncertainty Over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties in income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. Insofar as it is probable that the tax authority will accept the entity’s tax position, the entity will recognize the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the entity’s tax position, the entity is required to reflect the uncertainty in its accounts by using one of the following methods: the most likely outcome or the expected value. IFRIC 23 clarifies that when the entity examines whether or not it is probable that the tax authority will accept the entity’s position, it is assumed that the tax authority with the right to examine any amounts reported to it will examine those amounts and that it has full knowledge of all relevant information when doing so. Furthermore, according to IFRIC 23 an entity has to consider changes in circumstances and new information that may change its assessment. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019, with the possibility of early adoption. The interpretation includes two alternatives for applying the transitional provisions, so that companies can choose between retrospective application or prospective application as from the first reporting period in which the entity initially applied the interpretation.

According to the Group's estimation, the effect of adopting IFRIC 23 on the financial statements will be immaterial.